CONSOLIDATED STATEMENTS OF STOCKHOLDER'S DEFICIT - USD ($) $ in Thousands	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Common Stock Class C Common stock	Additional Paid-In Capital	Accumulated Deficit	Treasury stock	Accumulated other comprehensive income (loss)	Class A Common Stock	Class B Common Stock	Class C Common stock	Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding	4,947,685	32,310,230
Common shares, shares outstanding (in shares)	4,947,685	32,310,230
Balance at Dec. 31, 2017	$ 1	$ 3		$ 27,174	$ (242,427)	$ (820)	$ (890)				$ (216,959)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(77,535)						(77,535)
Stock-based compensation				5,020							5,020
Issuance of common stock upon exercise of stock options				640							640
Issuance of common stock upon exercise of stock options	46,664	901,325
Other comprehensive loss							(1,216)				(1,216)
Balance at Dec. 31, 2018	$ 1	$ 3		32,834	(319,962)	(820)	(2,106)				(290,050)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding	4,994,349	33,211,555
Common shares, shares outstanding (in shares)	4,994,349	33,211,555
Net loss					(37,192)						(37,192)
Stock-based compensation				2,813							2,813
Issuance of common stock upon exercise of stock options				195							195
Issuance of common stock upon exercise of stock options	19,951	692,546
Other comprehensive loss							863				863
Balance at Dec. 31, 2019	$ 1	$ 3		35,842	(357,154)	(820)	(1,243)				(323,371)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding	5,014,300	33,904,101						5,014,300	33,904,101	0
Common shares, shares outstanding (in shares)	5,014,300	33,904,101						5,014,300	33,904,101	0
Net loss					(13,624)						(13,624)
Stock-based compensation				390							390
Issuance of common stock upon exercise of stock options				38							38
Issuance of common stock upon exercise of stock options	3,000	53,000
Other comprehensive loss							(3,805)				(3,805)
Balance at Dec. 31, 2019	$ 1	$ 3		35,842	(357,154)	(820)	(1,243)				(323,371)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(21,909)
Other comprehensive loss											(2,838)
Balance at Dec. 31, 2019	$ 1	$ 3		35,842	(357,154)	(820)	(1,243)				(323,371)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					10,336						10,336
Stock-based compensation				1,189							1,189
Issuance of common stock upon exercise of stock options				159							159
Issuance of common stock upon exercise of stock options	20,159	210,226
Other comprehensive loss							(2,116)				(2,116)
Balance at Dec. 31, 2020	$ 1	$ 3		37,190	(346,818)	(820)	(3,359)				(313,803)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding	5,017,000	33,957,000
Common shares, shares outstanding (in shares)	5,017,000	33,957,000
Net loss					(6,093)						(6,093)
Stock-based compensation				384							384
Issuance of common stock upon exercise of stock options				14							14
Issuance of common stock upon exercise of stock options	5,000	20,000
Other comprehensive loss							(23)				(23)
Common shares, shares outstanding	5,022,000	33,977,000
Common shares, shares outstanding (in shares)	5,022,000	33,977,000
Net loss					(2,192)						(2,192)
Stock-based compensation				327							327
Issuance of common stock upon exercise of stock options				44							44
Issuance of common stock upon exercise of stock options	3,000	105,000
Other comprehensive loss							990				990
Balance at Dec. 31, 2020	$ 1	$ 3		37,190	(346,818)	(820)	(3,359)				(313,803)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding	5,025,000	34,082,000
Common shares, shares outstanding (in shares)	5,025,000	34,082,000
Common shares, shares outstanding	5,034,459	34,114,327						5,034,459	34,114,327	0
Common shares, shares outstanding (in shares)	5,034,459	34,114,327						5,034,459	34,114,327	0
Stock-based compensation				138							138
Issuance of common stock upon exercise of stock options				142							142
Issuance of common stock upon exercise of stock options	19,000	161,000
Other comprehensive loss							(329)				(329)
Balance at Dec. 31, 2020	$ 1	$ 3		37,190	(346,818)	(820)	(3,359)				(313,803)
Balance at Dec. 31, 2020	$ 1	$ 3		37,190	$ (346,818)	$ (820)	(3,359)				(313,803)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss											(15,735)
Other comprehensive loss											262
Balance at Sep. 30, 2021											(268,782)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding	5,053,000	34,275,000	21,170,000
Common shares, shares outstanding (in shares)	5,053,000	34,275,000	21,170,000
Stock-based compensation				209							209
Issuance of common stock upon exercise of stock options				145							145
Issuance of common stock upon exercise of stock options	29,000	180,000
Other comprehensive loss							105				105
Common shares, shares outstanding	5,082,000	34,455,000	21,170,000
Common shares, shares outstanding (in shares)	5,082,000	34,455,000	21,170,000
Net loss											(3,786)
Stock-based compensation				503							503
Issuance of common stock upon exercise of stock options				$ 294							294
Issuance of common stock upon exercise of stock options	43,000	366,000
Other comprehensive loss							$ 485				485
Balance at Sep. 30, 2021											$ (268,782)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding	12,803,000	27,143,000	21,170,000					5,081,771	27,143,111	21,170,037
Common shares, shares outstanding (in shares)	12,803,000	27,143,000	21,170,000					5,081,771	27,143,111	21,170,037